Commitments and guarantees	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Guarantees [Abstract]
Commitments and guarantees
26.	Commitments and guarantees

Consolidated

Future minimum lease payments under non-cancellable operating leases as at the year end were:

	2017	2018
No later than one year	11,929	15,820
Later than one year not later than three years	20,297	26,599
Later than three year not later than five years	11,251	22,584
Later than five years	22,656	38,031
	66,133	103,034

The Group’s operating leases relate to motor vehicles and property leases for the various office, production and retail stores that the Group has. There is no contingent rent (2017: none). Several leases have a right to renew at the end of the lease term.

There are no contingent liabilities (2017: none).